Operating Leases - Schedule of Future Minimum Lease Payments Under Non-Cancellable Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Future Minimum Lease Payments Under Non-Cancellable Leases [Abstract]
2026	$ 379	$ 523
2027	413	413
2028	306	306
2029	235	235
2030	142	142
Thereafter
Total undiscounted lease payments	1,475	1,619
Less: Imputed interest	(163)	(186)
Total operating lease liabilities	$ 1,312	$ 1,433